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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21163


                      Pioneer Protected Principal Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
          Pioneer Protected Principal Plus Fund
          Schedule of Investments  9/30/05
Shares                                                    Value
          COMMON STOCK - 24.3 %
          Energy - 2.4 %
          Integrated Oil & Gas - 1.8 %
6,309     Chevron Corp.                                   408,382
3,357     ConocoPhillips                                  234,688
6,717     Exxon Mobil Corp.                               426,798
2,254     Occidental Petroleum Corp.                      192,559
                                                         1,262,427
          Oil & Gas Equipment & Services - 0.2 %
615       Schlumberger, Ltd.                               51,894
763       Weatherford International, Inc. *                52,388
                                                          104,282
          Oil & Gas Exploration & Production - 0.4 %
1,549     Apache Corp.                                    116,516
3,467     Pioneer Natural Resources Co.                   190,408
                                                          306,924
          Total Energy                                   1,673,633

          Materials - 1.9 %
          Aluminum - 0.1 %
2,694     Alcoa, Inc.                                      65,787
          Diversified Chemical - 0.2 %
2,470     E.I. du Pont de Nemours and Co.                  96,750
1,087     PPG Industries, Inc.                             64,340
                                                          161,090
          Diversified Metals & Mining - 1.2 %
1,369     BHP Billiton, Ltd. (A.D.R.) *                    46,792
3,610     Inco, Ltd.                                      170,934
1,876     Phelps Dodge Corp.                              243,749
2,353     Rio Tinto Plc (A.D.R.)                          386,598
                                                          848,073
          Gold - 0.1 %
598       Newmont Mining Corp.                             28,208
          Industrial Gases - 0.1 %
1,207     Air Products & Chemicals, Inc.                   66,554
535       Praxair, Inc.                                    25,643
                                                           92,197
          Paper Products - 0.1 %
2,794     Meadwestvaco Corp.                               77,170
          Specialty Chemicals - 0.1 %
1,980     Ecolab, Inc.                                     63,221
          Total Materials                                1,335,746

          Capital Goods - 1.9 %
          Aerospace & Defense - 0.6 %
1,538     General Dynamics Corp.                          183,868
4,285     United Technologies Corp.                       222,134
                                                          406,002
          Construction & Farm Machinery & Heavy Trucks - 0.9 %
3,403     Caterpillar, Inc.                               199,926
3,231     Deere & Co.                                     197,737
3,154     PACCAR, Inc.                                    214,125
                                                          611,788
          Electrical Component & Equipment - 0.2 %
1,283     Emerson Electric Co.                             92,119
685       Rockwell International Corp.                     36,237
                                                          128,356
          Industrial Conglomerates - 0.2 %
4,548     General Electric Co.                            153,131
          Industrial Machinery - 0.0 %
487       Parker Hannifin Corp.                            31,319
          Total Capital Goods                            1,330,596

          Transportation - 0.9 %
          Airlines - 0.1 %
5,740     Southwest Airlines Co.                           85,239
          Railroads - 0.8 %
2,695     Burlington Northern, Inc.                       161,161
9,092     Norfolk Southern Corp.                          368,772
                                                          529,933
          Total Transportation                            615,172

          Automobiles & Components - 0.5 %
          Auto Parts & Equipment - 0.3 %
2,881     Johnson Controls, Inc.                          178,766
          Automobile Manufacturers - 0.2 %
15,060    Ford Motor Corp.                                148,492
          Total Automobiles & Components                  327,258

          Consumer Durables & Apparel - 0.1 %
          Apparel, Accessories & Luxury Goods - 0.1 %
1,078     Liz Claiborne, Inc.                              42,387
          Total Consumer Durables & Apparel                42,387

          Media - 1.6 %
          Advertising - 0.3 %
2,196     Omnicom Group                                   183,651
          Movies & Entertainment - 0.1 %
2,724     The Walt Disney Co.                              65,730
          Publishing - 1.2 %
9,225     Reed Elsevier NV (A.D.R.)                       255,071
2,529     Gannett Co.                                     174,071
852       John Wiley & Sons, Inc. *                        35,562
7,697     McGraw-Hill Co., Inc.                           369,764
                                                          834,468
          Total Media                                    1,083,849

          Retailing - 1.3 %
          Apparel Retail - 0.1 %
3,247     Gap, Inc.                                        56,595
          Computer & Electronics Retail - 0.0 %
680       GameStop Corp. (Class B)*                        19,305
          Department Stores - 0.3 %
1,470     Federated Department Stores, Inc.                98,299
2,268     Nordstrom, Inc.                                  77,838
                                                          176,137
          General Merchandise Stores - 0.5 %
6,881     Target Corp.                                    357,330
          Home Improvement Retail - 0.3 %
838       Home Depot, Inc.                                 31,961
2,480     Lowe's Co., Inc.                                159,712
                                                          191,673
          Specialty Stores - 0.1 %
1,600     Barnes & Noble, Inc.                             60,320
1,430     Staples, Inc.                                    30,488
                                                           90,808
          Total Retailing                                 891,848

          Food & Drug Retailing - 0.7 %
          Drug Retail - 0.5 %
1,926     CVS Corp.                                        55,873
7,150     Walgreen Co.                                    310,668
                                                          366,541
          Food Distributors - 0.2 %
4,033     Sysco Corp.                                     126,515
          Hypermarkets & Supercenters - 0.0 %
705       Costco Wholesale Corp.                           30,378
          Total Food & Drug Retailing                     523,434

          Food, Beverage & Tobacco - 1.2 %
          Packaged Foods & Meats - 0.9 %
4,372     Campbell Soup Co.                               130,067
2,344     General Mills, Inc.                             112,981
3,566     H.J. Heinz Co., Inc.                            130,302
2,693     Hershey Foods Corp.                             151,643
408       Kellogg Co.                                      18,821
4,077     Sara Lee Corp.                                   77,259
                                                          621,073
          Soft Drinks - 0.3 %
3,847     PepsiCo, Inc.                                   218,163
          Total Food, Beverage & Tobacco                  839,236

          Household & Personal Products - 0.4 %
          Household Products - 0.3 %
774       Clorox Co.                                       42,988
3,401     Colgate-Palmolive Co.                           179,539
                                                          222,527
          Personal Products - 0.1 %
1,074     Estee Lauder Co.                                 37,407
          Total Household & Personal Products             259,934

          Health Care Equipment & Services - 0.5 %
          Health Care Equipment - 0.5 %
3,779     Becton, Dickinson & Co.                         198,133
1,975     Biomet, Inc.                                     68,552
1,176     Medtronic, Inc.                                  63,057
1,062     Stryker Corp.                                    52,495
                                                          382,237
          Total Health Care Equipment & Services          382,237

          Pharmaceuticals & Biotechnology - 2.2 %
          Biotechnology - 0.1 %
430       Amgen, Inc. *                                    34,258
          Pharmaceuticals - 2.1 %
3,572     Abbott Laboratories                             151,453
2,803     Barr Laboratories, Inc. *                       153,941
3,039     Bristol-Myers Squibb Co.                         73,118
2,338     Eli Lilly & Co.                                 125,130
5,055     Johnson & Johnson                               319,880
3,342     Merck & Co., Inc.                                90,936
2,497     Mylan Laboratories, Inc.                         48,092
2,959     Novartis AG (A.D.R.)                            150,909
1,987     Roche Holdings AG (A.D.R.)                      138,025
9,651     Schering-Plough Corp.                           203,154
1,079     Teva Pharmaceutical Industries, Ltd.             36,060
                                                         1,490,698
          Total Pharmaceuticals & Biotechnology          1,524,956

          Banks - 1.8 %
          Diversified Banks - 0.7 %
2,400     Bank of America Corp.                           101,040
5,635     U.S. Bancorp                                    158,231
1,965     Wachovia Corp.                                   93,514
2,786     Wells Fargo  & Co.                              163,176
                                                          515,961
          Regional Banks - 0.9 %
2,057     First Horizon National Corp.                     74,772
7,150     National City Corp.                             239,096
2,876     SunTrust Banks, Inc.                            199,738
1,087     Zions Bancorporation                             77,405
                                                          591,011
          Thrifts & Mortgage Finance - 0.2 %
4,160     Washington Mutual, Inc.                         163,155
          Total Banks                                    1,270,127

          Diversified Financials - 1.5 %
          Asset Management & Custody Banks - 1.0 %
2,314     The Bank of New York Co., Inc.                   68,055
2,529     Federated Investors, Inc.                        84,039
4,016     State Street Corp.                              196,463
5,099     T. Rowe Price Associates, Inc.                  332,965
                                                          681,522
          Consumer Finance - 0.2 %
2,612     American Express Co.                            150,033
          Investment Banking & Brokerage - 0.2 %
2,313     Merrill Lynch & Co., Inc.                       141,903
          Diversified Financial Services - 0.1 %
2,372     Citigroup, Inc.                                 107,973
          Total Diversified Financials                   1,081,431

          Insurance - 0.7 %
          Multi-Line Insurance - 0.1 %
449       Hartford Financial Services Group, Inc.          34,649
          Property & Casualty Insurance - 0.6 %
701       ACE, Ltd.                                        32,996
1,205     Axis Capital Holdings, Ltd.                      34,355
2,854     Chubb Corp.                                     255,576
1,881     Safeco Corp.                                    100,408
                                                          423,335
          Reinsurance - 0.0 %
710       Montpelier Re Holdings, Ltd.                     17,644
          Total Insurance                                 475,628

          Software & Services - 1.1 %
          Data Processing & Outsourced Services - 0.4 %
2,548     Automatic Data Processing, Inc.                 109,666
1,368     Computer Sciences Corp. *                        64,720
1,316     DST Systems, Inc. *                              72,156
1,454     Fiserv, Inc. *                                   66,695
                                                          313,237
          Systems Software - 0.7 %
4,539     Adobe Systems, Inc.                             135,489
7,940     Microsoft Corp.                                 204,296
6,010     Symantec Corp. *                                136,187
                                                          475,972
          Total Software & Services                       789,209

          Technology Hardware & Equipment - 1.5 %
          Communications Equipment - 0.6 %
10,815    Motorola, Inc.                                  238,903
9,150     Nokia Corp. (A.D.R.)                            154,727
                                                          393,630
          Computer Hardware - 0.7 %
1,437     Diebold, Inc.                                    49,519
4,418     Dell, Inc. *                                    151,096
6,046     Hewlett-Packard Co.                             176,543
20,262    Sun Microsystems, Inc. *                         79,427
                                                          456,585
          Computer Storage & Peripherals - 0.0 %
1,282     EMC Corp. *                                      16,589
          Office Electronics - 0.2 %
3,178     Canon, Inc. (A.D.R.)*                           172,438
          Total Technology Hardware & Equipment          1,039,242

          Semiconductors - 0.8 %
          Semiconductor Equipment - 0.1 %
4,164     Applied Materials, Inc.                          70,621
          Semiconductors - 0.7 %
1,236     Freescale Semico, Inc. *                         29,145
8,503     Intel Corp.                                     209,599
7,605     Texas Instruments, Inc.                         257,810
                                                          496,554
          Total Semiconductors                            567,175

          Telecommunication Services - 0.8 %
          Integrated Telecommunication Services - 0.8 %
1,207     Alltel Corp.                                     78,588
7,641     BellSouth Corp.                                 200,958
11,497    SBC Communications, Inc.                        275,583
976       Verizon Communications, Inc.                     31,905
                                                          587,034
          Total Telecommunication Services                587,034

          Utilities - 0.5 %
          Electric Utilities - 0.2 %
387       Exelon Corp.                                     20,681
2,805     Southern Co.                                    100,307
                                                          120,988
          Multi-Utilities - 0.2 %
1,912     Consolidated Edison, Inc.                        92,826
1,524     KeySpan Energy Corp.                             56,053
                                                          148,879
          Water Utilities - 0.1 %
1,076     Aqua America, Inc.                               40,910
          Total Utilities                                 310,777
          TOTAL COMMON STOCK                             16,950,909
          (Cost   $15,618,133)

          U.S. GOVERNMENT OBLIGATIONS - 75.8 %
          Government - 75.8 %
63,100,000U.S. Treasury Strip, 0%, 11/15/09              52,956,927
          TOTAL U.S. GOVERNMENT OBLIGATIONS              52,956,927
          (Cost   $53,684,299)
          TOTAL INVESTMENTS IN SECURITIES - 100.1%       69,907,836
          (Cost   $69,302,432) (a)
          OTHER ASSETS AND LIABILITIES - (0.1)%          (55,428)

          TOTAL NET ASSETS - 100.0%                      69,852,408

        * Non-income producing security

        (A.D.R.) American Depositary Receipt

        (a)  At September 30, 2005, the net unrealized gain on investments

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost       293,759

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value         (265,777)

          Net unrealized gain                             27,982


             Pioneer Protected Principal Plus Fund II
             Schedule of Investments  9/30/05

Shares                                                        Value
             MUTUAL FUNDS - 16.9 %
82,789       Pioneer Equity Income Fund Class Y * +         $2,482,836
275,669      Pioneer Fund Class Y +                          11,972,302
             TOTAL MUTUAL FUNDS                             $14,455,138
             (Cost   $13,652,370)
Principal
Amount
             U.S. GOVERNMENT OBLIGATION - 83.1 %
$86,200,000  U.S. Treasury Strip, 0%, 5/15/10               $71,079,313
             TOTAL U.S. GOVERNMENT OBLIGATION               $71,079,313
             (Cost   $72,385,362)
             TOTAL INVESTMENTS IN SECURITIES - 100.0%       $85,534,451
             (Cost   $86,037,732) (a)
             OTHER ASSETS AND LIABILITIES - 0.0%            $  29,852

             TOTAL NET ASSETS - 100.0%                      $85,564,303

          * Non-income producing security

          + Investment deemed an affiliate of the Fund.

          (a) At September 30, 2005, the net unrealized gain on investments b for federal income tax purposes of $90,022,797 was as follows:

             Aggregate gross unrealized gain for all investments in which
             there is an excess of value over tax cost      $ 779,602

             Aggregate gross unrealized loss for all investments in which
             there is an excess of tax cost over value       (5,267,948)

             Net unrealized gain                            $(4,488,346)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Protected Principal Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 30, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 30, 2005

* Print the name and title of each signing officer under his or her signature.